Document and Entity Information	Jul. 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 01, 2024
Entity Registrant Name	Six Flags Entertainment Corp/OLD
Entity Incorporation State Country Code	DE
Entity File Number	1-13703
Entity Tax Identification Number	13-3995059
Entity Address Address Line 1	1000 Ballpark Way Suite 400
Entity Address City Or Town	Arlington
Entity Address State Or Province	TX
Entity Address Postal Zip Code	76011
City Area Code	972
Local Phone Number	595-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.025 par value per share
Trading Symbol	SIX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000701374
Amendment Flag	false